Investment Objectives and Goals - American Century ETF Trust	Aug. 05, 2025
American Century Small Cap Growth Insights ETF
Prospectus [Line Items]
Risk/Return [Heading]	American Century® Small Cap Growth Insights ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth.
American Century Small Cap Value Insights ETF
Prospectus [Line Items]
Risk/Return [Heading]	American Century® Small Cap Value Insights ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth.